   As filed with the Securities and Exchange Commission on November 2, 2007

                                              Securities Act File No. 333-132380
                                       Investment Company Act File No. 811-21864
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   |X|
                        Pre-Effective Amendment No. _____                 |_|
                       Post-Effective Amendment No. 8                     |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           |X|
                       Post-Effective Amendment No. 10                    |X|

                        (Check appropriate box or boxes.)
                            ________________________

                                WISDOMTREE TRUST
               (Exact Name of Registrant as Specified in Charter)

                           48 Wall Street, 11th Floor
                               New York, NY 10005
               (Address of Principal Executive Offices) (Zip Code)
      (Registrant's Telephone Number, including Area Code): 1-866-909-9973

                               JONATHAN STEINBERG
                                WISDOMTREE TRUST
                           48 Wall Street, 11th Floor
                               New York, NY 10005
                     (Name and Address of Agent for Service)

Counsel for the Trust:                       Richard Morris, Esq.
Ropes & Gray LLP                             WisdomTree Asset Management, Inc.
1211 Avenue of the Americas                  48 Wall Street, 11th Floor
New York, New York  10036                    New York, New York  10005
Attention: Robert J. Borzone, Jr., Esq.

It is proposed that this filing will become effective (check appropriate box):

| |   Immediately upon filing pursuant to paragraph (b)
|_|   On (date) pursuant to paragraph (b)
|_|   60 days after filing pursuant to paragraph (a)(1)
|_|   On (date) pursuant to paragraph (a)(1)
|X|   75 days after filing pursuant to paragraph (a)(2)
|_|   On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

|_|   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS
DATED NOVEMBER 2,2007

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[WISDOMTREE(SM) LOGO]

PROSPECTUS

_______, 2007

WisdomTree(SM) Trust


WisdomTree India Earnings Fund

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

WisdomTree Trust (the "Trust") is a registered investment company that consists of separate investment portfolios called "Funds." The Fund described in this Prospectus, the WisdomTree India Earnings Fund (the "Fund"), seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index (the "Index"). The Index measures the performance of profitable companies incorporated and traded in India that meet specified criteria developed by WisdomTree Investments, Inc. The index was created using a proprietary methodology developed by WisdomTree Investments, Inc.

The Fund is an "exchange traded fund." This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca or the American Stock Exchange ("Exchange"), and trade at market prices. The market price for the Fund's shares may be different from its net asset value per share ("NAV"). The Fund has its own CUSIP number and exchange trading symbol.

The Fund issues and redeems shares at NAV only in large blocks of shares, typically 50,000 shares or more ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities.



--------------------------------------------------------------------------------

A NOTE TO RETAIL INVESTORS


Shares can be purchased directly from the Fund only in exchange for a basket of securities that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase shares directly from the Fund. Instead, these investors will purchase shares in the secondary market through a brokerage account or with the assistance of a broker. Thus, some of the information contained in this Prospectus - such as information about purchasing and redeeming shares from the Fund and references to transaction fees imposed on purchases and redemptions - is not relevant to most individual investors. Shares purchased or sold through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.


--------------------------------------------------------------------------------

INVESTMENT PRODUCTS: o ARE NOT FDIC INSURED o MAY LOSE VALUE o ARE NOT BANK GUARANTEED

WisdomTree Trust

Table of Contents


Overview
Investment Objective
Principal Investment Strategies
Principal Risk Factors
Portfolio Holdings Information
WisdomTree India Earnings Fund
Management
Investment Adviser
Sub-Adviser
Portfolio Managers
Administrator, Custodian and Transfer Agent
Shareholder Information
Buying and Selling Shares
Share Trading Prices
Determination of Net Asset Value
Dividends and Distributions
Book Entry
Delivery of Shareholder Documents - Householding
Frequent Purchases and Redemptions of Fund Shares
Investments by Registered Investment Companies
Taxes
Taxes on Distributions
Taxes When Fund Shares are Sold
Taxes on Creation and Redemption of Creation Units
Creation and Redemption
Authorized Participants and the Continuous Offering of Shares
Creation and Redemption Transaction Fees for Creation Units
Distribution
Additional Notices
Financial Highlights




                                                 WisdomTree Trust Prospectus   1

Overview

This Prospectus provides the information you need to make an informed decision about investing in the Fund.* It contains important facts about the Trust as a whole and the Fund.

The Fund is an exchange-traded fund ("ETF"). ETFs are index funds whose shares are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Fund, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional index-fund investing.

WisdomTree Asset Management, Inc. ("WisdomTree Asset Management") is the investment adviser to the Fund. WisdomTree Investments, Inc. ("WisdomTree Investments") is the parent company of WisdomTree Asset Management.

Investment Objective

The Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index (the "Index"). The Index measures the performance of profitable companies incorporated and traded in India that meet specific criteria developed by WisdomTree Investments. Common stocks and holding companies, including real estate holding companies, are eligible for inclusion in the Index.

The Index is "fundamentally weighted." The Index differs from most traditional indexes in that the proportion, or weighting, of the securities in the Index is based on a measure of fundamental value. In this case, the Index is weighted based on annual earnings. This means that securities of companies that have higher earnings generally will be more heavily weighted in the Index. Most traditional indexes and index funds weight their securities by looking simply at the market capitalization of such securities.

Principal Investment Strategies

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its Index. The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. The Fund generally may invest up to 5% of its total assets in securities not included in its Index, but which the Fund believes will help it track its Index. For example, the Fund may invest in securities that are not components of its Index in order to reflect various corporate actions and other changes to its Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as the Fund invests at least 95% of its total assets in the securities of its Index, it also may invest its other assets in cash and cash equivalents, as well as in shares of other investment companies, futures contracts, options on futures contracts, options, and swaps. WisdomTree Asset Management expects that, over time, the correlation between the Fund's performance and that of its Index, before fees and expenses, will be 95% or better.

----------
* "WisdomTree" is a service mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

** WisdomTree Investments has contracted with Standard & Poor's ("S&P") to calculate the WisdomTree India Earnings Index. S&P shall have no liability for any errors or omissions in calculating the Index.



2    WisdomTree Trust Prospectus

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risk Factors

The Fund is subject to the principal risks described below. Certain additional risks associated with the Fund are discussed in the specific section describing the Fund later on in this Prospectus. These risks may adversely affect the Fund's NAV, trading price, yield, total return and/or its ability to meet its objectives.

Stock Market Risk

The trading price of equity securities fluctuates in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Investment Style Risk

The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better - or worse - than the general securities markets. In the past, these periods have lasted for as long as several years.

Interest Rate Risk

The Fund's underlying Index, and therefore the Fund, may be more heavily weighted than other types of investments in market sectors that are sensitive to interest rate fluctuations (such as the financial sector). The Fund therefore may be more sensitive to fluctuations in interest rates than other types of investments. In particular, increases to prevailing interest rates could have a negative impact on the performance of the Fund.

Investment Approach Risk

The Fund invests in the securities representative of its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund's performance may be adversely affected by a general decline in the market segment relating to its Index.




                                                 WisdomTree Trust Prospectus   3

Concentration Risk

To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index. The Fund that concentrates, or otherwise invests a large portion of its assets in a single industry or group of industries, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. In such cases, the Fund may be more volatile than a fund based on broader or less volatile market segments.

Non-Diversification Risk

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Risk

Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

Non-Correlation Risk

The performance of the Fund and its Index may vary somewhat for a variety of reasons. For example, the Fund incurs operating expenses and Fund transaction costs not incurred by its Index. In addition, the Fund may not be fully invested in the securities of its Index at all times. The use of sampling techniques may affect the Fund's ability to achieve close correlation with its Index.

Management Risk

Because the Fund may not fully replicate its Index and may hold securities not included in its Index, the Fund is subject to management risk. This is the risk that the Fund's investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk

Although Fund shares are listed on a national securities exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell Fund shares.


4    WisdomTree Trust Prospectus

Lack of Market Liquidity

Trading of shares of the Fund on a stock exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of marketwide "circuit breakers" halts stock trading generally. If the Fund's shares are delisted, the Fund may seek to list its shares on another exchange, merge with another ETF or traditional mutual fund, or redeem its shares at NAV. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Shares of the Fund May Trade at Prices Other Than NAV

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy shares of the Fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market.

The market price of Fund shares during the trading day, like the price of any exchange-traded security, includes a "bid/ask" spread charged by the exchange specialist, market makers or other participants that trade the Fund shares. The bid/ask spread on ETF shares is likely to be larger on ETFs that are traded less frequently. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings Information

Information about the Fund's daily portfolio holdings is available at www.wisdomtree.com.

In addition, the Fund discloses its complete portfolio holdings as of the end of its fiscal year (March 31) and its second fiscal quarter (September 30) in its reports to shareholders.

The Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (June 30 and December 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period.

You can find the SEC filings on the SEC's website, www.sec.gov. A summarized description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Trust's Statement of Additional Information ("SAI").



                                                 WisdomTree Trust Prospectus   5

WisdomTree India Earnings Fund

Fund Facts

Cusip Number:

Exchange Trading Symbol:


--------------------------------------------------------------------------------


WisdomTree India Earnings Fund


Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund employs a "passive management" - or indexing - investment approach designed to track the performance of the WisdomTree India Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index.

Index Description

The WisdomTree India Earnings Index is a fundamentally weighted index that measures the performance of profitable companies incorporated and traded in India. The Index consists of companies that: (i) are incorporated in India, (ii) are listed on a major stock exchange in India, (iii) have generated at least $5 million in earnings in the year prior to the Index measurement date, (iv) have a market capitalization of at least $200 million on the Index measurement date,
(v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date, and (vi) have a price to earnings ratio ("P/E ratio") of at least 2 as of the Index measurement date. Companies are weighted in the Index based on their earnings over the year prior to the Index measurement date. For these purposes, "earnings" are determined using a company's net income. As of August 31, 2007, approximately 48% of the capitalization of the Index consisted of companies with market capitalizations of over $10 billion and approximately 30% of the Index consisted of companies with market capitalizations between $2 and $10 billion.

Primary Investment Risks

The following risks, in addition to the principal risk factors common to all funds, are some of the risks that can significantly affect the Fund's performance.

o Stock Market Risk. Like stock prices generally, the price, and therefore the total return of shares of the WisdomTree India Earnings Fund, will fluctuate within a wide range, so an investor could lose money over short or even long periods. If the value of the Fund's investments goes down, you may lose money.



6     WisdomTree Trust Prospectus

o Foreign Securities Risk. Foreign securities can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and, in some cases, less stringent investor protection and disclosure standards. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market due to increased risks of adverse issuer, political, regulatory, market, and economic developments.

o Emerging Markets Risk. Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

o Geographic Concentration Risk. Because the Fund invests a significant portion of its assets in the securities of companies of a single country, it will be impacted by events or conditions affecting that country. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Agriculture occupies a prominent position in the Indian economy and the Indian economy therefore may be negatively affected by adverse weather conditions. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy.

     The Indian economy has experienced generally sustained growth during the last several years. There are no guarantees this will continue. While the Indian government has implemented economic structural reform with the objective of liberalizing India's exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financial sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained.

     Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. Each of the factors described above could have a negative impact on the Fund's performance and increase the volatility of the Fund.

o Basic Materials Risk. The Fund may invest a relatively large amount of its assets in the basic materials sector of the market and as such may be particularly sensitive to risks in this sector. These risks include but are not limited to: commodity price volatility, sluggish demand for basic materials, and world economic growth.

o Energy Risk. The Fund may invest its assets in the energy sector of the market and as such may be particularly sensitive to risks in this sector. These risks include but are not limited to: slowdowns in economic growth and worldwide demand, political instability in the Middle East, and volatile oil prices.

o Currency Risk. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up.

o Investment and Repatriation Risk. Investment and repatriation restrictions in India may impact the ability of the Fund to track its Index.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.




                                                 WisdomTree Trust Prospectus   7

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                          None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
   Management Fees                                                        ____%
   Distribution and/or Service (12b-1) Fees                               None
   Other Expenses                                                         ____%
Total Annual Fund Operating Expenses                                      ____%
   Reimbursement*
Total Expenses                                                            ____%

* "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to _____ in exchange for providing certain non-advisory services to the Fund.


The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        1 Year   3 Years
------------------------------------------
                          $__      $___


You would pay the following expenses if you did not redeem your shares:


                        1 Year   3 Years
------------------------------------------
                          $__      $___


These expenses do not reflect the continuation beyond the first year of the contractual agreement between WTAM and the Trust that limits expenses incurred by the Fund.

Creation and Redemption Transaction Fees for Creation Units

The Fund issues and redeems shares at NAV only in blocks of [50,000] shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $_____ is charged to each purchaser of Creation Units.* The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of ______, 2007 was $_________. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $_____ on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual Fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $_________ and a 5% return each year, and assuming the Fund's operating expenses remain the same, the total costs would be $______ if the Creation Unit is redeemed after one year, and $_______ if the Creation Unit is redeemed after three years.

These expenses do not reflect the continuation beyond the first year of the contractual agreement between WTAM and the Trust that limits expenses incurred by the Fund.


----------
* See the Creation and Redemption Transaction Fees for Creation Units discussion in the Shareholder Information section of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.



8     WisdomTree Trust Prospectus

Management

Investment Adviser

As investment adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for the Fund and the WisdomTree India Investment Portfolio. WisdomTree Asset Management does not manage any other investment companies (except for other series of the Trust and the WisdomTree India Investment Portfolio). WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Fund to operate. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of chief compliance officer ("CCO") services to the Trust, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees.


The basis for the Board of Trustees' approval of the Investment Advisory Agreement will be available in the Trust's Annual Report to Shareholders for the period ending March 31, 2008.

WisdomTree Asset Management expects to receive fees from the Fund, based on a percentage of the Fund's average daily net assets, as shown in the following table:



                                                WisdomTree Trust Prospectus    9

Name of Fund                                                      Management Fee
--------------------------------------------------------------------------------

WisdomTree India Earnings Fund                                    __%

WTAM has contractually agreed to reimburse expenses of the Fund, but only to the extent necessary to maintain total operating expenses, excluding portfolio transaction fees and expenses, taxes, and extraordinary expenses at ____% of each of the Fund's average daily net assets, through July 31, 2008.

WisdomTree Asset Management is a registered investment adviser with offices located at 48 Wall Street, Suite 1100, New York, NY 10005.

Sub-Adviser


BNY Investment Advisors, a separately identifiable division of The Bank of New York, a New York state banking corporation, serves as the sub-adviser (the "Sub-Adviser") for the Fund and its wholly-owned subsidiary, the WisdomTree India Investment Portfolio (the "IIP"). BNY Investment Advisors has its principal place of business at 1633 Broadway, 13th Floor, New York, New York, 10019. The Bank of New York began offering investment services in the 1830s, and as of _________ managed more that $___________ in investments for institutions and individuals. The Bank of New York is a subsidiary of The Bank of New York Mellon Corporation. The Sub-Adviser chooses the Fund's investments and places orders to buy and sell the Fund's investments. WisdomTree Asset Management pays the Sub-Adviser for providing sub-advisory services to the Fund in accordance with the table set forth below.


The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the Fund:

     o __ basis points (____%) of the first $__ million in the total daily net assets of all international series of the Trust;

     o __ basis points (____%) of the next $__ million in the total daily net assets of all international series of the Trust;


10    WisdomTree Trust Prospectus

     o __ basis points (____%) of the total daily net assets of all international series of the Trust in excess of $___ million; and

     o __ basis points (____%) of the total daily net assets of all international series of the Trust in excess of $__ billion.

Portfolio Managers


The Fund and IIP are managed by the Sub-Adviser's Index Fund Management Division. The five most senior members are Kurt Zyla, Lloyd Buchanan, Denise Krisko, Robert McCormack, and Todd Rose. Mr. Zyla manages this Division. Mr. Zyla, a Managing Director of the Sub-Adviser, has supervised the Index Fund Management Division since 1996. He joined the Sub-Adviser in 1989. Prior to his current position, he was employed by the Sub-Adviser in a number of capacities. Mr. Buchanan has been a Portfolio Manager in the Index Fund Management Division since January 2002. Prior to joining the Sub-Adviser, Mr. Buchanan was a Vice President and Chief Operating Officer of Axe Houghton Associates, Inc., an investment management subsidiary of Hoenig Group. He joined Axe Houghton in May 1988. Ms. Krisko is a Managing Director, CIO and Head of Index Management in the Index Fund Management Division. Ms. Krisko joined the Sub-Adviser in August 2005. Prior to joining the Sub-Adviser, Ms. Krisko acted as a Senior Portfolio Manager and Equity Trader for Quantitative Equity Management at Northern Trust from January 2003 until August 2005 and at Deutsche Asset Management from June 2000 to January 2003. Ms Krisko also worked as a senior quantitative equity portfolio manager and trader for The Vanguard Group. Mr. McCormack is a Senior Portfolio Manager in the Index Fund Management Division. He is responsible for domestic indexed portfolio management. Prior to joining the Index Fund Management Division in 1999, Mr. McCormack was a relationship manager in the Sub-Adviser's Master Trust/Master Custody Division, specializing in working with foundations and endowments and other not-for-profit organizations. Mr. McCormack joined the Sub-Adviser in 1987. Mr. Rose has been a Portfolio Manager in the Index Fund Management Division since 2000. Prior to joining the Division, Mr Rose worked in the Mutual Funds Accounting Division in various functions. Before joining the Sub-Adviser in 1997, Mr. Rose was a Financial Consultant at Merrill Lynch. He began his career trading futures with Linnco Futures Group in Chicago.


Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. Each Portfolio Manager is authorized to make investment decisions for all portfolios managed by the team. Each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes. No member of the portfolio team manages assets outside of the team. Mr. Zyla manages the team.

The Trust's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the Fund for which they are Portfolio Managers.

Administrator, Custodian and Transfer Agent

The Bank of New York is the administrator, custodian and transfer agent for the Fund.

Shareholder Information

Additional shareholder information is available free of charge by calling:
1-866-909-WISE (9473) or visiting the Fund's website at www.wisdomtree.com.

Buying and Selling Shares

Most investors will buy and sell shares of the Fund through brokers. Shares of the Fund trade on a national securities exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges.



                                                 WisdomTree Trust Prospectus  11

Shares of the Fund trade under the trading symbol listed for in the section describing the Fund.

Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creation and Redemption section. Once created, shares of the Fund trade in the secondary market in amounts less than a Creation Unit.

Share Trading Prices

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of the Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the Fund is listed or by other information providers. This approximate value should not be viewed as a "real-time" update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Fund. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of the Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the "NAV Calculation Time"). NAV per share is calculated by dividing the Fund's net assets by the number of Fund shares outstanding.

Stocks held by the Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments, which may be used to manage the Fund's cash, are valued on the basis of amortized cost. The values of any foreign securities held by the Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security's owner might reasonably expect to receive upon its sale. The Fund may also use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. For example, this may occur with foreign securities, which may trade on foreign exchanges that close many hours before the Fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events may include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing also may be used if, for example, trading in a security is halted and does not resume before the Fund's pricing time or if a security does not trade in the course of a day. Since WisdomTree India Earnings Fund invests in securities listed on foreign exchanges that trade on weekends or other days when the Fund does not price their shares, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

Fair-value prices are determined by the Fund according to procedures adopted by the Board of Trustees. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from the Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.


12    WisdomTree Trust Prospectus

Dividends and Distributions

The Fund pays out dividends, if any, to investors at least annually. The Fund distributes its net realized capital gains, if any, to investors annually. The Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of the Fund.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents - Householding

Householding is an option available to certain investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

Since the Fund is an ETF, only a few institutional investors (known as "Authorized Participants") are authorized to purchase and redeem shares directly with the issuing Fund.

The Fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants and does not place a limit on purchases or redemptions of Creation Units by these investors. The Fund reserves the right, but does not have the obligation, to reject any order at any time. The Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

The vast majority of trading in shares of the Fund occurs on national securities exchanges and does not directly involve the issuance or redemption of Fund shares. Because these trades do not involve the Fund directly, they do not cause any of the harmful effects discussed above that may result from frequent cash trades.



                                                 WisdomTree Trust Prospectus  13

Taxes

As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

     o    The Fund makes distributions,

     o    You sell shares, and

     o    You purchase or redeem Creation Units.

Taxes on Distributions

Distributions from the Fund's net investment income (other than qualified dividend income), including distributions out of the Fund's net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund's shares. Distributions by the Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2010. In order for a distribution by the Fund to be treated as qualified dividend income, a Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund's shares. Furthermore, in order for dividends received by the Fund from a foreign corporation to constitute qualified dividend income, the relevant foreign country must have a tax treaty with the U.S. and the foreign corporation must satisfy certain additional requirements. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Dividends and interest received by the Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of the Fund will consist of foreign stocks or securities, the Fund intends to "pass through" to you certain foreign income taxes (including withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.



14    WisdomTree Trust Prospectus

The Fund intends to operate through IIP, a wholly-owned subsidiary in the Republic of Mauritius, in order to take advantage of favorable tax treatment by the Indian government pursuant to a taxation treaty between India and Mauritius. Recently, the Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the treaty's applicability to entities such as the Fund. Any change in the provision of this treaty or in its applicability to the Fund could result in the imposition of withholding and other taxes on the Fund by tax authorities in India. This would reduce the return to the Fund on its investments and the return received by Fund shareholders.


If you are neither a resident nor a citizen of the United States or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that for taxable years of the Fund beginning before January 1, 2008, interest related dividends and short-term capital gain dividends generally will not be subject to such U.S. withholding tax. Pending legislation would extend this exemption from withholding for one year; it is unclear at this time whether the legislation will be enacted.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.


Investors should note that taxation of the income of IIP arising from its investments in India is expected to be minimized under the provisions of the India Mauritius Double Tax Avoidance Treaty (the "Treaty"). No assurance can be given that the terms of the Treaty will not be subject to re-negotiation in future and any change could have a material adverse effect on the returns of IIP. There can be no assurance that the Treaty will continue and will be in full force and effect during the life of IIP. Further, it is possible that Indian tax authorities may seek to take the position that IIP is not entitled to the benefit of the Treaty.


Taxes When Fund Shares are Sold

Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. The ability to deduct capital losses may be limited.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant who redeems Creation Units generally will recognize a gain or a loss.

Under current federal tax law, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.

A change in the Fund's tax status could adversely affect the Fund's return on its investments.



                                                 WisdomTree Trust Prospectus  15

Creation and Redemption

The shares that trade in the secondary market are "created" at NAV. The Fund issues and redeems shares at NAV only in large blocks of shares, typically [50,000] shares or more ("Creation Units"). As a practical matter, only institutions or large investors purchase or redeem Creation Units. Each "creator" enters into an authorized participant agreement with the Distributor. Each business day, prior to the opening of trading, the Fund will designate through the National Securities Clearing Corporation ("NSCC"), the names and number of shares of each security to be included in that day's published portfolio holdings. The Fund will not issue fractional Creation Units. Authorized participants wishing to purchase Creation Units must deposit into the Fund cash in an amount equal to the net asset value per share of a Creation Unit.

Similarly, shares can only be redeemed in a specified number of Creation Units and the receipt of the specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form.

Creations and redemptions must be made by an Authorized Participant or through a firm that is either a member of the Continuous Net Settlement System of the NSCC or a DTC participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Trust's SAI.

Authorized Participants and the Continuous Offering of Shares

Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund, a "distribution," as such term is used in the Securities Act of 1933 ("Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Creation and Redemption Transaction Fees for Creation Units

The Fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The creation and redemption transaction fees for creations and redemptions are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units



16    WisdomTree Trust Prospectus
redeemed that day. Purchasers and redeemers of Creation Units for cash will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee" to offset the transaction cost to the Fund of buying portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the Fund. From time to time, WisdomTree Asset Management may cover the cost of any transaction fees.

The following table also shows, as of ______, 2007, the approximate value of one Creation Unit of the Fund, including the standard creation and redemption transaction fee. These fees are payable only by investors who purchase shares directly from the Fund. Retail investors who purchase shares through their brokerage account will not pay these fees.


                                                         Approximate    Standard Creation/   Maximum Creation/
                                                         Value of One        Redemption          Redemption
Name of Fund                                            Creation Unit     Transaction Fee     Transaction Fee
--------------------------------------------------------------------------------------------------------------
WisdomTree India Earnings Fund                           $ _________          $______             $______

Distribution

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor's principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.


                                                WisdomTree Trust Prospectus   17

Additional Notices

Shares of the Trust are not sponsored, endorsed, or promoted by any Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of a fund to track the total return performance of the Index or the ability of any Index identified herein to track stock market performance. The Listing Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Index, nor in the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the shares of the Fund.

WisdomTree Investments, WisdomTree Asset Management and the Fund make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund's Index to track general stock market performance. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Fund. WisdomTree Investments has no obligation to take the needs of the Fund or the owners of shares of the Fund into consideration in determining, composing, or calculating the Index. WisdomTree Investments is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the Fund to be issued or in the determination or calculation of the equation by which the shares of the Fund are redeemable.

The Fund, WisdomTree Investments and WisdomTree Asset Management do not guarantee the accuracy, completeness, or performance of any Index or the data included therein and shall have no liability in connection with any Index or Index calculation. WisdomTree Investments has contracted with Standard & Poor's ("S&P") to calculate the WisdomTree India Earnings Index. S&P shall have no liability for any errors or omissions in calculating this Index.

FINANCIAL HIGHLIGHTS

Financial highlights are not yet available for the Fund because it has not yet commenced operations as of the date of this prospectus.


18    WisdomTree Trust Prospectus

The Trust's current SAI provides additional detailed information about the Fund. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

To make shareholder inquiries, for more detailed information on the Fund or to request the SAI, free of charge, please:

Call:    1-866-909-9473
         Monday through Friday
         8:00 a.m.- 8:00 p.m. (Eastern time)

Write:   WisdomTree Trust
         c/o ALPS Distributors, Inc.
         1290 Broadway, Suite 1100
         Denver, Colorado 80203

Visit:   www.wisdomtree.com

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

(C)2007 WisdomTree Trust
WisdomTree Funds are distributed by
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

WisdomTree(SM) is a service mark of WisdomTree Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864

[WISDOMTREE(SM) LOGO]

WisdomTree Trust

48 Wall Street, Suite 1100

New York, NY 10005

SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS
DATED NOVEMBER 2, 2007

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


             STATEMENT OF ADDITIONAL INFORMATION DATED _______, 2007


WISDOMTREE(SM) TRUST


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the current Prospectus (the "Prospectus") for the WisdomTree India Earnings Fund (the "Fund"), as such Prospectus may be revised from time to time:

The current Prospectus for the WisdomTree India Earnings Fund is dated ____, 2007. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. Financial Statements and Annual Reports will be available after the Fund has completed a fiscal year of operations.

A copy of the Prospectus for the Fund may be obtained, without charge, by calling 1-866-909-9473 or visiting www.wisdomtree.com, or writing to WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

                               TABLE OF CONTENTS


General Description of the Trust and the Fund .............................
Investment Strategies and Risks ...........................................
   Principal Investment Strategy ..........................................
   General Risks ..........................................................
   Lack of Diversification ................................................
   Specific Investment Strategies .........................................
   Securities Lending .....................................................
   Money Market Instruments ...............................................
   Repurchase Agreements ..................................................
   Reverse Repurchase Agreements ..........................................
   Investment Company Securities ..........................................
   Real Estate Investment Trusts ..........................................
   Non-U.S. Securities ....................................................
   Depositary Receipts ....................................................
   Currency Transactions ..................................................
   Illiquid Securities ....................................................
   Futures, Options and Options on Futures Contracts ......................
   Risks of Futures and Options Transactions ..............................
   Swap Agreements ........................................................
   Tracking Stocks ........................................................
   Future Developments ....................................................
Proxy Voting Policy .......................................................
Portfolio Holding Disclosure Policies and Procedures ......................
Description of the WisdomTree India Earnings Index ........................
       WisdomTree India Earnings Index ....................................

Investment Limitations ....................................................
Fundamental Policies ......................................................
   Senior Securities ......................................................
   Borrowing ..............................................................
   Underwriting ...........................................................
   Concentration ..........................................................
   Real Estate ............................................................
   Commodities ............................................................
   Loans ..................................................................
Continuous Offering .......................................................
Management of the Trust ...................................................
Trustees and Officers .....................................................
Interested Trustee and Officers ...........................................
Independent Trustees ......................................................
   Committees of the Board of Trustees ....................................
   Audit Committee ........................................................
   Governance and Nominating Committee ....................................
   Approval of Investment Advisory Agreement and Sub-Advisory Agreement ...
   Approval of Investment Advisory Agreement ..............................
   Remuneration of Trustees ...............................................
   Control Persons and Principal Holders of Securities ....................
   Investment Adviser .....................................................
   Sub-Adviser ............................................................
   Portfolio Managers .....................................................
   Portfolio Manager Fund Ownership .......................................
   Portfolio Manager Compensation .........................................
   Code of Ethics .........................................................
   Administrator, Custodian and Transfer Agent ............................
   Distributor ............................................................
Brokerage Transactions ....................................................
Additional Information Concerning the Trust ...............................
   Shares .................................................................
   Termination of the Trust or the Fund ...................................
   Role of DTC ............................................................
   Creation & Redemption of Creation Unit Aggregations ....................

   Creation ...............................................................
   Fund Deposit ...........................................................
   Procedures for Creation of Creation Unit ...............................
   Placement of Creation Orders ...........................................
   Acceptance of Orders for Creation Unit Aggregations ....................
   Creation Transaction Fee ...............................................
   Placement of Redemption Orders .........................................
Regular Holidays ..........................................................
Taxes .....................................................................
Determination of NAV ......................................................
Dividends and Distributions ...............................................
Financial Statements ......................................................
Miscellaneous Information .................................................

                  GENERAL DESCRIPTION OF THE TRUST AND THE FUND


The WisdomTree Trust (the "Trust") was organized as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series or portfolios. The Trust is an open-end, non-diversified management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The offering of the Trust's shares is registered under the Securities Act of 1933, as amended (the "Securities Act").

The Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index (the "Index"). The Index measures the performance of profitable companies incorporated and traded in India. The Index is created using proprietary methodology developed by WisdomTree Investments, Inc. ("WisdomTree Investments"). WisdomTree Asset Management, Inc. ("WisdomTree Asset Management") is the investment adviser to the Fund. BNY Investment Advisors is the investment sub-adviser ("Sub-Adviser") to the Fund. WisdomTree Investments is the parent company of WisdomTree Asset Management.

The Fund issues and redeems shares at net asset value per share ("NAV") only in large blocks of shares, typically 50,000 shares or more ("Creation Units"). As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities.

Shares of the Fund are listed on a national securities exchange, such as NYSE Arca or American Stock Exchange("AMEX") (each, a "Listing Exchange"), and trade throughout the day on the Listing Exchange and other secondary markets at a market price that may differ from NAV. As in the case of other publicly-traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the share prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

"WisdomTree" is a service mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of the Index and the Fund.

                         INVESTMENT STRATEGIES AND RISKS

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of the Index. The Fund does not try to beat the Index that it tracks and does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

This investment strategy, known as indexing, may eliminate some of the risks of active portfolio management, such as poor security selection. In addition, indexing may also help increase after-tax investment performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its Index. The Fund generally may invest up to 5% of its total assets in securities not included in its underlying Index but which the Fund believes will help it track its Index. For example, the Fund may invest in securities that are not components of the relevant Index in order to reflect various corporate actions and other changes to its relevant Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as the Fund invests at least 95% of its total assets in the stocks of its Index, it also may invest its other assets in cash and cash equivalents, as well as in other investment companies, futures contracts, options on futures contracts, options, and swaps. The Fund, from time to time, may have less than 95% of the assets invested in securities of the underlying Index in order to comply with the requirements of the Internal Revenue Code, to meet regulatory requirements in non-U.S. jurisdictions or to manage major Index changes. In these situations, which are expected to be infrequent and of limited duration, the Fund may not have less than 90% of its total assets invested in securities of its underlying Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund's performance and that of its underlying Index, before fees and expenses, will be 95% or better.

As a matter of general policy, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days prior notice of any change to this policy for the Fund.

GENERAL RISKS. An investment in the Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Trust). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although all of the securities in the Index are listed on a non-U.S. stock exchange, there can be no guarantees that a liquid market for such securities will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund's shares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

A discussion of some of the other risks associated with an investment in the Fund is contained in the Fund's Prospectus.

LACK OF DIVERSIFICATION. The Fund is considered to be "non-diversified." A "non-diversified" classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. As a result, the Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. Therefore, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund's volatility and performance.

The Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("IRC"), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Subchapter M generally requires the Fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the Fund's total assets are invested in securities in any one issuer, and
(b) the Fund does not hold more than 10% of the outstanding voting securities of that issuer. Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the Fund's taxable year. See "Regulated Investment Company Qualifications" below for additional detail regarding these diversification requirements. Compliance with the diversification requirements of the IRC may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objectives.

SPECIFIC INVESTMENT STRATEGIES. A description of certain investment strategies and types of investments used by the Fund is set forth below.

SECURITIES LENDING. The Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund's securities lending agent. Loans of portfolio securities provide the Fund with the opportunity to earn additional income on the Fund's portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. The Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. A Fund will generally not have the right to vote securities while they are being loaned.

MONEY MARKET INSTRUMENTS. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "triparty" custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the Fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the Fund will maintain the segregation, either on its records or with the Trust's custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when that Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

INVESTMENT COMPANY SECURITIES. The Fund may invest in the securities of other investment companies (including money market funds). The 1940 Act generally prohibits a fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the fund's total assets in any single investment company and no more than 10% in any combination of two or more investment companies. Investments by the Fund in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies. The Fund may invest in the securities of open-end funds (including money market funds) as permitted under the 1940 Act. As with other investments, investments in other Investment companies are subject to market and selection risk. The Fund may purchase shares of affiliated exchange traded funds in secondary market transactions.

REAL ESTATE HOLDING COMPANIES. The Fund may invest in the securities of real estate holding companies incorporated and listed in India to the extent allowed by law. Risks associated with investments in securities of real estate holding companies include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates.

NON-U.S. SECURITIES. The Fund invests a significant portion of their assets in non-U.S. equity securities. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes that reduce their attractiveness. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, a Fund's investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a failed settlement, which can result in losses to the Fund.

The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Fund will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the Fund to incur higher portfolio transaction costs than domestic equity funds.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Set forth below for certain markets in which the Fund may invest are brief descriptions of some of the conditions and risks in each such market.

INVESTMENTS IN EMERGING MARKETS. The Fund invests substantially all of its assets in markets that are considered to be "emerging." Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

INVESTMENTS IN INDIA. Investments in India may be considered speculative, they may be more volatile and less liquid and may offer higher potential for gains and losses than investments in more developed markets. Economic and political structures in India may lack the stability of more developed nations. Although the government has recently begun to institute economic reform policies, there can be no assurance that they will continue to pursue such policies or, if they do, that such policies will succeed. Monsoons and other natural disasters also can affect the value of Fund investments.

The laws relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in Indian courts than it is in the United States. In addition, unanticipated political or social developments may affect the value of the Fund's investments and the availability to the Fund of additional investments.

In recent years, exchange-listed companies in the technology sector and related sectors (such as software) have grown so as to represent a significant portion of the total capitalization of the Indian market. The value of these companies will generally fluctuate in response to technological and regulatory developments. The Fund's investments currently include companies in these sectors and are likely to continue to do so. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in these countries are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. In some cases, physical delivery of securities in small lots has been required in India and a shortage of vault capacity and trained personnel has existed among qualified custodial Indian banks.

The Fund may be unable to buy or sell securities quickly and may experience delays in receipt of dividends. Settlement of securities transactions in the Indian subcontinent are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund's assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund was heavily invested, the Fund's ability to redeem Fund shares could become correspondingly impaired. Each of these events could have a negative impact on the liquidity and value of the Fund's investments. To mitigate these risks, the Fund may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Fund may have to sell more liquid securities which it would not otherwise choose to sell, possibly diluting its return.

DEPOSITARY RECEIPTS. To the extent the Fund invests in stocks of foreign corporations, the Fund's investment in such stocks may also be in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts ("ADRs") are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts ("EDRs") are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts ("GDRs") are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities.

The Fund will not invest in any unlisted Depositary Receipts or any Depositary Receipt that WisdomTree Asset Management or the Sub-Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored. However, the Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

CURRENCY TRANSACTIONS. The Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's assets that are denominated in one or more foreign currencies. The Fund may not enter into such contracts for speculative purposes.

FORWARD FOREIGN CURRENCY TRANSACTIONS. A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

FOREIGN CURRENCY FUTURES CONTRACTS. A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If the Fund utilizes foreign exchange transactions at an inappropriate time, such transactions may not serve their intended purpose of improving the correlation of the Fund's return with the performance of its underlying Index and may lower the Fund's return. The Fund could experience losses if the value of any currency forwards, options and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, the Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

ILLIQUID SECURITIES. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of the Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by the Fund which are eligible for resale pursuant to Rule 144A will be monitored by the Fund on an ongoing basis. In the event that such a security is deemed to be no longer liquid, the Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in the Fund having more than 15% of its assets invested in illiquid or not readily marketable securities.

FUTURES, OPTIONS AND OPTIONS ON FUTURES CONTRACTS. The Fund may enter into U.S. or foreign futures contracts and options and options on futures contracts. When the Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. To the extent the Fund uses futures and options, it will do so only in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 so that the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS. The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the Index if the index underlying the futures contract differs from the Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by the Fund as to anticipated trends, which predictions could prove to be incorrect.

The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing options is unlimited.

Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Fund's exposure to long or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price.

Swap agreements also may allow a Fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the Fund. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

TRACKING STOCKS. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to "track" the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company's common stock.

FUTURE DEVELOPMENTS. The Board may, in the future, authorize the Fund to invest in securities contracts and investments other than those listed in this SAI and in the Fund's Prospectus, provided they are consistent with the Fund's investment objective and do not violate any investment restrictions or policies.

                               PROXY VOTING POLICY

The Trust and the Fund have each adopted as its proxy voting policies for the Fund the proxy voting guidelines of the Sub-Adviser. The Fund has delegated to the Sub-Adviser the authority and responsibility for voting proxies on the portfolio securities held by the Fund. The remainder of this section discusses the Fund's proxy voting guidelines and the Sub-Adviser's role in implementing such guidelines.

The Sub-Adviser understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager. The Sub-Adviser has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process and procedures.

The Sub-Adviser has elected to retain Institutional Shareholder Services, Inc. ("ISS") as a proxy consultant. ISS is currently performing certain proxy-related services pursuant to these procedures, including providing research and making voting determinations in accordance with the proxy voting guidelines, voting and submitting proxies and related administrative and recordkeeping functions. In addition, the Sub-Adviser has determined that, except as set forth in the proxy policy and noted below, proxies will be voted in accordance with the voting recommendations contained in the proxy voting guidelines, which have been prepared by the Sub-Adviser and ISS. If the guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with ISS recommendations. As ISS will vote proxies in accordance with the proxy voting guidelines, the Sub-Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Sub-Adviser and the Fund as to how proxies are voted. If an investment professional (a Portfolio manager, the Sub-Adviser's Chief Investment Officer or other investment professional) believes that it may be in the best interest of the Fund to vote in a manner inconsistent with ISS' recommendations, such investment professional must contact the Proxy Committee and complete a questionnaire to allow the Proxy Committee to review the recommendation and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between the Sub-Adviser and the Fund with respect to the voting of the proxy in that manner. If the proxy guidelines do not address how a proxy should be voted and ISS refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After making such a determination, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between the Sub-Adviser and the Fund with respect to the voting of the proxy in that manner.

Although the proxy guidelines detail numerous specific instances and possible proposals, the guidelines provide that ISS will generally vote "for" management proposals on routine business; case by case on management proposals related to directors (though "for" routine matters and "against" classification of the Board); case by case on management proposals related to a company's capitalization, reorganizations or merger proposals, and non-salary compensation issues; "against" management proposals on anti-takeover related proposals; and "against" or case by case on most shareholder proposals, including social issues. A complete copy of the Proxy Policy may be obtained by calling 1-866-909-9473.

The Trust is required to disclose annually the Fund's complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file N-PX with the SEC no later than August 31 of each year. The Trust's Form N-PX will disclose the proxy voting record of the Portfolio. The current Form N-PX for the Trust is available at no charge upon request by calling 866-909-9473 or through the Trust's website at www.wisdomtree.com. The Trust's Form N-PX is also available on the SEC's website at www.sec.gov.

              PORTFOLIO HOLDING DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted a Portfolio Holdings Policy (the "Policy") with respect to the Fund to prevent possible disclosure and misuse of material non-public information concerning the Fund's portfolio holdings. This Policy applies to all officers, employees and agents of the Fund. This includes the Fund's investment adviser, WisdomTree Asset Management, and Sub-Adviser, BNY Investment Advisers (together, for purposes of this Policy, the "Advisers").

Purpose of the Policy. The Fund's current portfolio holdings may be material non-public information and, if so, must not be selectively disclosed, except in accordance with the Policy or as otherwise required by state law or federal securities laws. The Policy is designed to prevent the possible misuse of knowledge of the Fund's portfolio holdings and to ensure that the interests of the Fund's Advisers, distributor, ALPS Distributors, Inc. (the "Distributor"), or any affiliated person of the Fund, the Advisers or the Distributor, are not placed above those of the Fund's shareholders.

General. The Fund's portfolio holdings information must be disclosed in a manner that: (i) is consistent with applicable legal requirements and in the best interests of the Fund's shareholders; (ii) does not put the interests of the Fund's Advisers or the Distributor, or any affiliated person of the Fund, the Advisers or the Distributor, above those of the Fund's shareholders; (iii) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units (defined below), as contemplated by the WisdomTree Exemptive Orders and discussed below; and (iv) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect.

The "entities" referred to in sub-section (iii) above are generally limited to National Securities Clearing Corporation ("NSCC") members and subscribers to various fee-based subscription services, including those large institutional investors (known as "Authorized Participants") that have been authorized by the Distributor to purchase and redeem large blocks of shares, known as "Creation Units", pursuant to legal requirements, including the WisdomTree Exemptive Orders granted by the SEC pursuant to which the Fund offers and redeems its shares, and other institutional market participants and entities that provide information services.

The Fund's Chief Compliance Officer may authorize disclosure of portfolio holdings.

Disclosure of Portfolio Holdings to Service Providers. Each business day, information about the Fund's portfolio holdings will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund's anticipated portfolio holdings on the following business day, though it may not represent a pro rata portion of such portfolio.

Daily access to information concerning the Fund's portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Advisers, the Distributor and the Fund's administrator, custodian and accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the WisdomTree Exemptive Orders, agreements with the Fund, and the terms of the Trust's current registration statement.

Online Disclosure of Ten Largest Stock Holdings. The Fund may disclose its complete portfolio holdings and its ten largest stock portfolio holdings and the percentages that each of these ten largest stock portfolio holdings represent of the Fund's total assets as of the close of the prior business day, the following business day, or as soon as practicable thereafter, online at www.wisdomtree.com. Online disclosure of such holdings is freely available to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations.

Disclosure of Portfolio Holdings As Required by Applicable Law. The Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund's fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

Prohibitions on Disclosure of Portfolio Holdings. No person is authorized to disclose the Fund's portfolio holdings or other investment positions (whether in writing, by fax, by e-mail, orally, or by other means) except in accordance with the Policy.

               DESCRIPTION OF THE WISDOMTREE INDIA EARNINGS INDEX

A brief description of the Index on which the Fund is based and the equity markets in which the Fund invests is provided below. Additional information about the Index, including the components and weightings of the Index, as well as the rules that govern inclusion and weighting in the Index is available at www.wisdomtree.com.

Component Selection Criteria. In order to be included in one of the WisdomTree Dividend Indexes, a company must pay regular cash dividends on shares of its common stock. Companies must also meet certain liquidity requirements. For example, a company generally must have a minimum market capitalization of $100 million as of the Index measurement date (defined below) and have an average daily dollar volume traded of at least $100,000 for the three months prior to the Index measurement date. Some Indexes have higher minimum capitalization and liquidity requirements. To be included in one of the non-U.S. Indexes, a company must list its shares on a major non-U.S. stock exchange and be organized outside of the United States. Common stocks, real estate investment trusts, tracking stocks, and holding companies are eligible for inclusion in each Index. Limited partnerships, limited liability companies, mortgage REITS, royalty trusts, preferred stocks, closed-end funds, exchange-traded funds, PFICs and derivative securities, such as warrants and rights, are not eligible

Annual Index Reconstitution. The Index is "reconstituted" on an annual basis. New securities are added to the Index only during the "annual reconstitution." The annual reconstitution of the Index takes place at the end of June and the beginning of July each year.

During the annual reconstitution, securities are screened to determine whether they comply with WisdomTree's proprietary Index methodology and are eligible to be included in an Index. This date is sometimes referred to as the "Index measurement date" or the "Screening Point." Based on this screening, securities that meet Index requirements are added to the applicable Index and securities that do not meet such requirements are dropped from the Index. A "preliminary Index" is made publicly available based on this information. The "Weighting Date" is the date when the final weights of each component security of each Index are established. This is determined after the close of trading on the third Wednesday of June. The final index constituents and their respective weightings are made publicly available at this time. The final Index constituents and final constituent weightings go into effect immediately before the opening of trading on the Monday following the Weighting Date. This is sometimes referred to as the "Reconstitution Date."

Index Maintenance. Index maintenance occurs throughout the year and includes monitoring and implementing the adjustments for company additions and deletions, stock splits, corporate restructurings and other corporate actions. Corporate actions are generally implemented after the close of trading on the day prior to the ex-date of such corporate actions. To the extent reasonably practicable, such changes will be announced at least two days prior to their implementation.

Should any company achieve a weighting equal or greater than 24% of an Index, its weighting will be reduced at the close of the current calendar quarter and other components in the Index will be rebalanced. Moreover, should the collective weight of Index component securities whose individual current weights equal or exceed 5% of an Index, when added together, exceed 50% of such Index, the weightings in those component securities will be reduced so that their collective weight equals 40% of the Index as of the close of the current calendar quarter, and other components in the Index will be rebalanced.

Index Availability. The Index is calculated and disseminated throughout each day the New York Stock Exchange is open for trading.

Changes to the Index Methodology. The Index is governed by a published, rules-based methodology. Changes to the methodology will be publicly disclosed at www.wisdomtreeindexes.com prior to implementation. Sixty (60) days prior notice will be given prior to the implementation of any such change.

Index Calculation Agent. In order to minimize any potential for conflicts caused by the fact that WisdomTree Investments and its affiliates act as Index provider and investment adviser to the Fund, WisdomTree Investments has retained an unaffiliated third party to calculate the Index (the "Calculation Agent"). The Calculation Agent, using the rules-based methodology, will calculate, maintain and disseminate the Index on a daily basis. WisdomTree Investments will monitor the results produced by the Calculation Agent to help ensure that the Index is being calculated in accordance with the rules-based methodology. In addition, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent non-public information about pending changes to the Index from being used or disseminated in an improper manner. Furthermore,WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Fund's portfolio strategies and to prevent the Fund's portfolio managers from having any influence on the construction of the Index methodology.

WisdomTree India Earnings Index

Number of Components: approximately 75

The WisdomTree India Earnings Index is a fundamentally weighted index that measures the performance of profitable companies incorporated and traded in India. The Index consists of companies that: (i) are incorporated in India, (ii) are listed on a major stock exchange in India, (iii) have generated at least $5 million in earnings in the year prior to the Index measurement date, (iv) have a market capitalization of at least $200 million on the Index measurement date,
(v) have an average daily dollar volume of at least $200,000 for each of the six months prior to the Index measurement date, and (vi) have a price to earnings ratio ("P/E ratio") of at least 2 as of the Index measurement date. Companies are weighted in the Index based on their earnings over the year prior to the Index measurement date. For these purposes, "earnings" are determined using a company's net income.

                             INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in the Fund's Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, other than with respect to a Fund's limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.

The Fund's fundamental investment policies cannot be changed without the approval of the holders of a majority of that Fund's outstanding voting securities as defined under the 1940 Act. The Fund, however, may change the non-fundamental investment policies described below, its investment objective, and its underlying Index without a shareholder vote provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

The Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act.

Borrowing

Borrow money, except as permitted under the 1940 Act.

Underwriting

Act as an underwriter of another issuer's securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

Concentration

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that the Fund's underlying Index concentrates in the securities of a particular industry or group of industries.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

Lend any security or make any other loan except as permitted under the Investment Company Act of 1940.

By way of example (but not as a statement of the actual fundamental policy), this means that, if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under the Fund's investment policies.

Non-Fundamental Policies. The following investment policy is not fundamental and MAY be changed without shareholder approval.

The Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by the Fund's name. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

                               CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Fund on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market strikes demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

                             MANAGEMENT OF THE TRUST

Trustees and Officers

The Board of Trustees has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 48 Wall Street, 11th Floor, New York, NY 10005.

Interested Trustee and Officers


                                                                                          Number of
                                     Term of                                              Portfolios
                                      office                                               in Fund
                                       and                                                 Complex         Other
                                      Length                                               Overseen     Directorships
                                     of Time        Principal Occupation(s) During        by Trustee      Held by
Name (year of birth)     Position     Served               the Past 5 Years              and Officers     Trustee
--------------------   -----------   -------   ---------------------------------------   -----------   -------------
Jonathan Steinberg     Trustee,      Trustee   Chief Executive Officer of                     __            None.
(1964)                 President*    since     WisdomTree Investments, Inc.
                                     2005      (formerly, Index Development Partners,
                                               Inc.) and Director of WisdomTree
                                               Investments, Inc. since 1989.

Bruce Lavine           Interim       Officer   Chief Operating Officer and President          __            None.
(1966)                 Treasurer*,   since     of WisdomTree Investments, Inc.
                       Interim       2007      (formerly Index Development Partners,
                       Assistant               Inc.) since May 2006; Barclays Global
                       Secretary*              Investors: Head of New Markets from
                                               2005 to 2006; Head of ishares Exchange
                                               Traded Funds, Europe from 2003 to
                                               2006; Chief Financial Officer and
                                               Director of New Product Development
                                               from 1999 to 2003.

Richard Morris         Secretary*,   Officer   Deputy General Counsel of                      __            None.
(1967)                 Chief Legal   since     WisdomTree Investments, Inc. since
                       Officer*      2005      2005; Senior Counsel at Barclays
                                               Global Investors, N.A. from 2002 to
                                               2005; Counsel at Barclays Global
                                               Investors, N.A. from 2000 to 2001.



----------
*    Elected by and serves at the pleasure of the Board of Trustees.


Independent Trustees


                                      Term of                                              Number of
                                       office                                             Portfolios       Other
                                        and                                                 in Fund    Directorships
                                       Length                                               Complex       Held by
                                      of Time        Principal Occupation(s) During        Overseen     Trustee and
Name (year of birth)     Position      Served               the Past 5 Years              by Trustee      Officer
--------------------   ------------   -------   ---------------------------------------   ----------   --------------
Gregory Barton         Trustee        Trustee   Executive Vice President of                    __            None.
(1961)*                               since     Licensing and Legal Affairs,
                                      2006      General Counsel and Secretary of
                                                Ziff Davis Media Inc. since 2003;
                                                Executive Vice President of Legal
                                                Affairs, General Counsel and Secretary
                                                of Ziff Davis Media Inc. from 2002 to
                                                2003; President (2001 to 2002), Chief
                                                Financial Officer (2000 to 2002), Vice
                                                President of Business Development
                                                (1999 to 2001) and General Counsel
                                                and Secretary (1998 to 2002) of
                                                WisdomTree Investments, Inc.
                                                (formerly, Index Development
                                                Partners, Inc.)
Toni Massaro           Trustee        Trustee   Dean at University of Arizona James            __           None.
(1955)**                              since     E. Rogers College of Law since 1999;
                                      2006      Professor at University of Arizona
                                                James E. Rogers College of Law
                                                since 1990.

Victor Ugolyn          Trustee,       Trustee   President and Chief Executive Officer          __      Trustee on
(1947)                 Chairman of    since     of William D. Witter, Inc. 2005 to                     Board of
                       the Board of   2006      August 2006; Consultant to                             Trustees of
                       Trustees                 AXA Enterprise in 2004;                                Naismith
                                                Chairman, President and Chief                          Memorial
                                                Executive Officer of Enterprise Capital                Basketball
                                                Management (subsidiary of The                          Hall of
                                                MONY Group, Inc.) and Enterprise                       Fame;
                                                Group of Funds, Chairman of MONY                       Member of
                                                Securities Corporation, and Chairman                   the Board of
                                                of the Board of Enterprise                             Overseers of
                                                Group of Funds from 1991 to 2004.                      the Hoover
                                                                                                       Institution at
                                                                                                       Stanford
                                                                                                       University.



----------
*    Chair of the Audit Committee.

**   Chair of the Governance and Nominating Committee.

The following table sets forth, as of December 31, 2006 the dollar range of equity securities beneficially owned by each Trustee in the Fund and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust.


                                                 Aggregate Dollar Range of Equity Securities
                                                   in All Registered Investment Companies
                        Dollar Range of Equity          Overseen by Trustee in Family of
Name of Trustee         Securities in the Fund               Investment Companies
---------------------   ----------------------   -------------------------------------------
Interested Trustee:
Jonathan Steinberg             NONE                          Over $100,000

Independent Trustees:
Gregory Barton                 NONE                         Over $100,000
Toni Massaro                   NONE                          $0 - $10,000
Victor Ugolyn                  NONE                    $50,001 - $100,000

As of December 31, 2006 none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust ("Independent Trustees") or their immediate family members owned beneficially or of record any securities of WisdomTree Asset Management, the Sub-Adviser, the Distributor, or any person controlling, controlled by or under control with WisdomTree Asset Management, the Sub-Adviser or the Distributor.

The Board of Trustees of the Trust met six times during the Trust's fiscal year ended March 31, 2007.

Committees of the Board of Trustees

Audit Committee. Each Independent Trustee is a member of the Trust's Audit Committee (the "Audit Committee"). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust's independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee's responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Fund's financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust's compliance with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal control over financial reporting and independent audits;
(iv) approve prior to appointment the engagement of the Trust's independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust's independent auditors; and (vi) act as a liaison between the Trust's independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. The Audit Committee has retained independent legal counsel to assist it in connection with these duties. During the fiscal year ended March 31, 2007, the Audit Committee held one meeting.

Governance and Nominating Committee. Each Independent Trustee is also a member of the Trust's Governance and Nominating Committee. The principal responsibilities of the Governance and Nominating Committee are to (i) oversee Fund governance matters and (ii) identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board. While the Governance and Nominating Committee is solely responsible for the selection and nomination of the Trust's Independent Trustees, the Nominating Committee may consider nominations for the office of Trustee made by Trust stockholders as it deems appropriate. The Governance and Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act"), in conjunction with a shareholder meeting to consider the election of Trustees. Trust stockholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. During the fiscal year ended March 31, 2007, the Nominating Committee held one meeting.

Approval of Investment Advisory Agreement and Sub-Advisory Agreement

[TO BE ADDED BY AMENDMENT]

Remuneration of Trustees. Pursuant to its Investment Advisory Agreement with the Trust, WisdomTree Asset Management pays all compensation of officers and employees of the Trust as well as the fees of all Trustees of the Trust who are affiliated persons of WisdomTree Investments or its subsidiaries.

Each Independent Trustee receives an annual fee of $40,000 for meetings of the Board attended by the Trustee. The Audit Committee Chairman will be paid an additional $4,000 and the Independent Chairman of the Board will be paid an additional $20,000. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The following table sets forth the fees paid to each Trustee through the end of the Trust's first full fiscal year ended March 31, 2007.


                                       Pension or Retirement
                         Aggregate      Benefits Accrued As    Estimated Annual   Total Compensation
Name of Interested     Compensation       Part of Company        Benefits upon     From the Fund and
    Trustee           from the Trust         Expenses              Retirement        Fund Complex
------------------    --------------   ---------------------   ----------------   ------------------
Jonathan Steinberg         None                None                  None              None

                                       Pension or Retirement
                         Aggregate      Benefits Accrued As    Estimated Annual   Total Compensation
Name of Independent    Compensation       Part of Company        Benefits upon     From the Fund and
    Trustee           from the Trust         Expenses              Retirement        Fund Complex
------------------    --------------   ---------------------   ----------------   ------------------
Gregory Barton            $44,000              None                  None            $44,000
Toni Massaro              $40,000              None                  None            $40,000
Victor Ugolyn             $60,000              None                  None            $60,000

Trustees and officers of the Trust collectively owned less than 1% of each of the Trust's outstanding shares as of June 30, 2007.

Control Persons and Principal Holders of Securities.

The name and percentage of each Depository Trust Company ("DTC") participant that owns of record 5% or more of the outstanding shares of the Fund is not yet available.

Investment Adviser. WisdomTree Asset Management serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement between the Trust and WisdomTree Asset Management. WisdomTree Asset Management, which does not manage any other investment companies is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and has offices located at 48 Wall Street, 11th Floor, New York, NY 10005.

Under the Investment Advisory Agreement, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for the Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Fund to operate.

The Fund pays WisdomTree Asset Management a Management Fee of 0.__%.

WTAM has contractually agreed to reimburse expenses of the Fund, but only to the extent necessary to maintain total operating expenses, excluding portfolio transaction fees and expenses, taxes, and extraordinary expenses at ____% of each of the Fund's average daily net assets, through July 31, 2008.

Pursuant to a separate contractual arrangement WisdomTree arranges for the provision of chief compliance officer ("CCO") services to the Trust, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a fee paid by each Fund of up to 0.0044% of the Fund's average daily net assets.

The Investment Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of any Fund fail to approve the Investment Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Investment Advisory Agreement with respect to the Fund is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by WisdomTree Asset Management, in each case on not less than 30 days nor more than 60 days prior written notice to the other party; provided, that a shorter notice period shall be permitted for the Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its "assignment" (as defined in the 1940 Act).

Sub-Adviser. BNY Investment Advisers, a separately identifiable division of The Bank of New York ("BNY") and a registered investment adviser with offices located at 1633 Broadway, 13th floor, New York, NY 10019, serves as the Sub-Adviser for the Fund. BNY began offering investment services in the 1830s and as of ___________ managed more than $__ billion in investments for institutions and individuals. BNY is a subsidiary of The Bank of New York Mellon Corporation. The Sub-Adviser chooses the Fund's portfolio investments and places orders to buy and sell the Fund's portfolio investments. WisdomTree Asset Management pays the Sub-Adviser for providing sub-advisory services to the Fund in accordance with the table set forth below.

     The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser:

     o __ basis points (___%) of the first $__ million in the total daily net assets of all International Funds;

     o __ basis points (___%) of the next $__ million in total daily net assets of all International Funds;

     o __ basis points (___%) of the total daily net assets of all International Funds in excess of $__ million; and;

     o __ basis points (___%) of the total daily net assets of all International Funds in excess of $__ billion

Current interpretations of federal banking laws and regulations may prohibit BNY from controlling or underwriting the shares of the Trust, but would not prohibit BNY generally from acting as an investment adviser, administrator, transfer agent or custodian to the Fund or from purchasing shares of the Fund as agent for and upon the order of a customer.

BNY believes that it may perform Sub-Advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BNY from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment Sub-Advisory agreement would be subject to shareholder approval.

Portfolio Managers. The Fund is managed by the Sub-Adviser's Index Fund Management Division. The five most senior members are Kurt Zyla, Lloyd Buchanan, Denise Krisko, Robert McCormack and Todd Rose. Mr. Zyla manages the Division. Mr. Zyla, a Managing Director of the Sub-Adviser, has supervised the Index Fund Management Division since 1996. He joined the Sub-Adviser in 1989. Prior to his current position, he was employed by the Sub-Adviser in a number of capacities. Mr. Buchanan has been a Portfolio Manager in the Index Fund Management Division since January 2002. Prior to joining the Sub-Adviser, Mr. Buchanan was a Vice President and Chief Operating Officer of Axe Houghton Associates, Inc., an investment management subsidiary of Hoenig Group. He joined Axe Houghton in May 1988. Ms. Krisko is a Managing Director, CIO and Head of Index Management in the Index Fund Management Division. Ms. Krisko joined the Sub-Adviser in August, 2005. Prior to joining the Sub-Adviser, Ms. Krisko acted as a Senior Portfolio Manager and Equity Trader for Quantitative Equity Management at Northern Trust from January 2003 until August 2005 and at Deutsche Asset Management from June 2000 to January 2003. Ms. Krisko has also worked as a Senior Quantitative Equity Portfolio Manager and Trader for The Vanguard Group. Mr. McCormack is a Senior Portfolio Manager in the Index Fund Management Division. He is responsible for domestic indexed portfolio management. Prior to joining the Index Management Fund Division in 1999, Mr. McCormack was a relationship manager in the Sub-Adviser's Master Trust/Master Custody Division, specializing in working with foundations and endowments and other not-for-profit organizations. Mr. McCormack joined the Sub-Adviser in 1987. Mr. Rose has been a Portfolio Manager in the Index Fund Management Division since 2000. Prior to joining the Index Fund Management Division, Mr. Rose worked in the Sub-Adviser's Mutual Funds Accounting Division in various functions. Before joining the Sub-Adviser in 1997, Mr. Rose was a Financial Consultant at Merrill Lynch. He began his career trading futures with Linnco Futures Group in Chicago.

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of its underlying Index by either replicating the same combination of securities that compose that benchmark or through a representative sampling of the securities that compose that benchmark based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Each Portfolio Manager on the Index Fund Management team is authorized to make investment decisions for all portfolios managed by the team. No member of the Portfolio Management team manages assets outside of the team. Mr. Zyla manages the team.

Including the WisdomTree portfolios, as of June 30, 2007, the Index Fund Management team managed other registered investment companies with approximately $8.4 billion in assets; twenty-five pooled investment vehicles with approximately $19.7 billion in assets and one hundred seventy-one other accounts with approximately $39.9 billion in assets.

Portfolio Manager Fund Ownership

As of June 30, 2007, the dollar range of securities beneficially owned by the following Portfolio Managers in the Trust is as follows:

                    Dollar Range of Securities
Portfolio Manager       Beneficially Owned

Kurt Zyla                      None
Lloyd Buchanan                 None
Denise Krisko                  None
Robert McCormack               None
Todd Rose                      None

Portfolio Manager Compensation

As of June 30, 2007, the Sub-Adviser's Portfolio Managers' compensation generally consists of base salary, bonus, and various long-term incentive compensation vehicles, if eligible. In addition, Portfolio Managers are eligible for the standard retirement benefits and health and welfare benefits available to all BNY employees. In the case of Portfolio Managers responsible for managing the Fund and managed accounts, the method used to determine their compensation is the same for all funds and investment accounts. A Portfolio Manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by BNY's Human Resources Department. A Portfolio Manager's base salary is generally a fixed amount that may change as a result of periodic reviews, upon assumption of new duties, or when a market adjustment of the position occurs. A Portfolio Manager's bonus is determined by a number of factors. One factor is gross, pre-tax performance of a fund relative to expectations for how the fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in a fund's portfolio. For the Fund, the performance factor depends on how the Portfolio Manager performs relative to the Fund's benchmark and the Fund's peer group, over one-year and three-year time periods. Additional factors include the Portfolio Manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The bonus is paid on an annual basis.

The Portfolio Managers for the Fund manage multiple portfolios for multiple clients. These accounts may include investment companies, separate accounts (assets managed on behalf of individuals and institutions such as pension funds, insurance companies and foundations), and bank collective and common trust accounts. Each Portfolio Manager generally manages portfolios having substantially the same investment style as the Fund. However, the portfolios managed by a Portfolio Manager may not have portfolio compositions identical to those of the Fund managed by the Portfolio Manager due, for example, to specific investment limitations or guidelines present in some portfolio or Fund but not others. The Portfolio Managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A Portfolio Manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a Portfolio Manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the Sub-Advisory fees paid by the Fund. However, the compensation structure for Portfolio Managers generally does not provide any incentive to favor one account over another because that part of a Portfolio Manager's bonus based on performance is not based on the performance of one account to the exclusion of others.

Code of Ethics. The Trust, WisdomTree Asset Management, the Sub-Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Employees subject to the Codes of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Fund. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian and Transfer Agent. The Bank of New York serves as administrator, custodian and transfer agent for the Trust. BNY's principal address is One Wall Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and the Fund. In addition, BNY makes available the office space, equipment, personnel and facilities required to provide such services. Under the custody agreement with the Trust, BNY maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services. BNY is required, upon the order of the Trust, to deliver securities held by BNY and to make payments for securities purchased by the Trust for the Fund. Also, under a Delegation Agreement, BNY is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNY acts as transfer agent for the Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY receives certain out of pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust's custody account with BNY.

Distributor. ALPS Distributors, Inc. ("Distributor") is the distributor of shares of the Trust. Its principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the National Association of Securities Dealers, Inc. ("NASD"). The Distributor is not affiliated with WisdomTree Investments, WisdomTree Asset Management, nor any stock exchange.

The Distribution Agreement for the Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days prior written notice to the other party (i) by vote of a majority of the

Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

WisdomTree Asset Management may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

Brokerage Transactions

The Sub-Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser's policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Sub-Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund's shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

Additional Information Concerning the Trust

Shares. The Trust was established as a Delaware statutory trust on December 15, 2005. The Trust currently is comprised of __ funds. Each fund issues shares of beneficial interest, with $0.001 par value. The Board may designate additional funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board of Trustees with respect to the relevant fund, and in the net distributable assets of such fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds vote together as a single class except that, if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a fund and immediately prior to the commencement of trading in such fund's shares, a holder of shares may be a "control person" of the fund, as defined in the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.

Shareholders may make inquiries by writing to the Trust, c/o ALPS Distributors, Inc. at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC's rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a fund and beneficial owners of 10% of the shares of a fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC's rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or the Fund. The Trust or the Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a super majority of the holders of the Trust or the Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust's organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

Role of DTC. DTC Acts as Securities Depository for the Shares of the Trust. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants ("DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation & Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" with respect to the Fund is any day on which the national securities exchange on which the Fund is listed for trading (each a "Listing Exchange") is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund consists of cash, in an amount equal to the NAV of a Creation Unit Aggregation.

The Fund, through the National Securities Clearing Corporation makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time), (i) the estimated amount of the cash required to purchase a Creation Unit, and (ii) the list of the names and the approximate number of shares of each security to be included in that day's published Porfolio holdings for the Fund and to be used to calculate such Fund's NAV that day.

The identity and number of shares held the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Trust with a view to the investment objective of the Fund. The composition of the porfolio holdings may also change in response to adjustments to the weighting or composition of the component securities of the relevant underlying Index.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be: (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant, and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. Orders to create Creation Unit Aggregations must be received by the Distributor no later than the closing time of the regular trading session on the applicable New York Stock Exchange ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

The cash must be transferred directly to BNY through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by BNY later than

2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if BNY does not receive the cash by 2:00 p.m. on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant).

Placement of Creation Orders. BNY shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, cash with any appropriate adjustments as advised by the Trust. Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the closing time of the regular trading session on the applicable Listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the cash next determined after acceptance of the purchase order, together with the applicable purchase transaction fee.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) acceptance of cash would have certain adverse tax consequences to the Fund; (iv) acceptance of cash would, in the opinion of counsel, be unlawful; (v) acceptance of cash would otherwise, in the discretion of the Trust or WisdomTree Asset Management, have an adverse effect on the Trust or the rights of beneficial owners; or (vi) in the event that circumstances outside the control of the Trust, BNY, the Distributor or WisdomTree Asset Management make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, WisdomTree Asset Management, the Distributor, DTC, NSCC, BNY or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person.

Creation Transaction Fee. The Fund imposes a "Transaction Fee" on investors purchasing or redeeming Creation Units. The Transaction Fee will be limited to amounts that have been determined by WisdomTree Asset Management to be appropriate. The purpose of the Transaction Fee is to protect the existing shareholders of the Fund from the dilutive costs associated with the purchase and redemption of Creation Units. Purchasers may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying Fund securities. Every purchaser of a Creation Unit will receive a Prospectus that contains complete disclosure about the Transaction Fee, including the maximum amount of the Transaction Fee charged by the Fund. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the standard and maximum creation transaction fee for the Fund.



                                                             Standard Creation   Maximum Creation
                                                              Transaction Fee     Transaction Fee
                                                             -----------------   ----------------
WisdomTree India Earnings Fund                                     $____               $____

Placement of Redemption Orders. Orders to redeem Creation Unit Aggregations of the Fund must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY (in its capacity as Transfer Agent) not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite cash, which delivery must be made through DTC to BNY no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of cash to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in India, however, the delivery of cash may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays relevant to the Fund.

In connection with taking delivery of cash upon redemption of shares of the Fund, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider to which account such cash will be delivered.

The calculation of the value of the amount to be delivered upon redemption will be made by BNY according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to BNY by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite cash is delivered to BNY prior to the DTC Cut-Off-Time, then the value of the cash to be delivered will be determined by BNY on such Transmittal Date. If, however, a redemption order is submitted to BNY by a DTC Participant not later than the Closing Time on the Transmittal Date but the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the cash to be delivered will be computed on the Business Day that such order is deemed received by the Trust.

The investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities).

Because the Portfolio Securities of the Fund may trade on the relevant exchange(s) on days that the Listing Exchange for the Fund is closed or are otherwise not Business Days for the Fund, stockholders may not be able to redeem their shares of the Fund, or to purchase and sell shares of the Fund on the Listing Exchange for the Fund, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

REGULAR HOLIDAYS. The Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of T+3. The Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the Fund, in certain circumstances. The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund.

The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates in calendar year 2007 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

India

Taxes


Regulated Investment Company Qualifications. The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the IRC. To qualify for treatment as a RIC, the Fund must distribute with respect to each taxable year at least 90% of the sum of its net investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid-generally, taxable ordinary income and the excess, if any, of short-term capital gains over long-term capital losses) and net tax-exempt interest income for such year, and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the Fund's annual gross income for each taxable year must be derived from (A) dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (B) net income derived from an interest in qualified publicly traded partnerships, and (ii) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the market value of the Fund's total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer or two or more issuers that are controlled by the Fund (within the meaning of Section 851(c)(2) of the IRC), and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. Government securities or the securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships.

In general, for purposes of the 90% gross income requirement described in (i) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the Fund. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from qualifying income described in (i)(A) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the IRC do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (ii) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

Taxation of RICs. If the Fund qualifies as a RIC, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends. If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In such event, distributions to individuals should potentially qualify as qualified dividend income and distributions to corporate shareholders generally should potentially be eligible for the dividends-received deduction. Although the Fund intends to distribute substantially all of its net investment income and its net capital gains for each taxable year, the Fund will be subject to federal income taxation to the extent any such income or net capital gains are not distributed. However, the Fund may designate the retained amount of net capital gains as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made to the Fund's Shareholder in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

Excise Tax. The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year, plus any undistributed amount from the prior year. For these purposes, the Fund will be treated as having distributed any amount for which it is subject to income tax. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceeding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceeding year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Back-Up Withholding. In certain cases, the Fund will be required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the Internal Revenue Service; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Section 351. With respect to those Funds that are permitted to accept securities in kind in exchange for shares of the Fund, the Trust on behalf of the Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to
Section 351 of the IRC, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Qualified Dividend Income. Distributions by the Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent the Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that at either the Fund or shareholder level (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (or, in the case of certain preferred stock, 90 days during the 181-day period beginning 90 days before such date) and the Fund also satisfies those holding period requirements with respect to the securities from which it derived the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the IRC, or (iv) the dividend is received by the Fund from a foreign corporation that is treated as a passive foreign investment company. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains.

Corporate Dividends Received Deduction. Fund dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first. Capital losses can be carried forward for eight years, after which they expire.

Fund Holding Foreign Investments. The Fund may be subject to foreign income taxes withheld at the source. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of foreign stocks or securities, the Fund will be eligible to make an election to pass through such tax to its shareholders. The Fund that is permitted to do so will elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund provided that the investor held the shares of the Fund, and the Fund held the security, on the dividend settlement date and for at least fifteen additional days immediately before and/or thereafter, with the result that each investor will (i) include in gross income, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor's pro rata share of the Fund's foreign income taxes. A foreign person who invests in a Fund that elects to "pass through" its foreign taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A foreign tax credit may not exceed the investor's U.S. federal income tax otherwise payable with respect to the investor's foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and
(ii) the portion of any dividend paid by the Fund that represents income derived from foreign sources; the Fund's gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is applied separately to separate categories of income; dividends from the Fund will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent investors from claiming as a credit the full amount of their pro rata share of the Fund's foreign income taxes.

Under Section 988 of the IRC, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities denominated in foreign currency, or, unless the Fund elects otherwise, on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

If the Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies", ("PFIC"), the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund", the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund or (iii) the Fund may be entitled to mark-to-market annually the shares of the passive foreign investment company, and, in such event, would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

The election of regime (ii) or (iii) may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Electing either of these regimes may therefore require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

Federal Tax Treatment of Complex Securities. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules, including mark-to-market, constructive sale, straddle, wash sale and short sale rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

In addition to accounting for gains and losses actually realized, the Fund is required, for federal income tax purposes, to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year. Gain or loss from such contracts will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

It is anticipated that any net gain realized from the closing out of futures or options contracts entered into by the Fund will be considered qualifying income for purposes of the 90% requirement for the Fund to qualify as a RIC.

The Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year on futures or options transactions that are subject to the mark-to-market rule). Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

Non-U.S. Shareholders. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund. The Fund will withhold a tax at a rate of 30% (or lower under a tax treaty) on all ordinary dividend distributions to non-U.S. persons. The withholding obligation generally does not apply to properly designated dividends derived from certain interest income of the Fund or from short-term capital gains of the Fund which are paid with respect to Fund years beginning before January 1, 2008. Depending on the circumstances, the Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries with respect to the application of these rules to their accounts. Pending legislation would extend the exemption from withholding for interest-related distributions and short-term capital gain distributions for one year. It is unclear at this time whether the legislation will be enacted.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the IRC, regulations, judicial authority and administrative interpretations in effect on the date of this Statement of Additional Information. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Foreign Taxation

The Fund intends to elect to "pass through" to the Fund's shareholders as a deduction or credit the amount of foreign taxes paid by the Fund. The taxes passed through to shareholders are included in each shareholder's income. Certain shareholders, including some non-U.S. shareholders, are not entitled to the benefit of a deduction or credit with respect to foreign taxes paid by the Fund. Other foreign taxes, such as transfer taxes, may be imposed on the Fund, but would not give rise to a credit, or be eligible to be passed through to shareholders.

Taxation in Mauritius

The Fund will make investments in India through a wholly-owned subsidiary organized in the Republic of Mauritius, WisdomTree India Investment Portfolio (the "IIP"). IIP will be subject to taxation in Mauritius on its net income at a rate of 15%. However, the WisdomTree India Investment Portfolio will be entitled to a tax credit for foreign taxes paid on income which is not derived from Mauritius. If no written evidence is presented to the Mauritius Revenue Authority showing the amount of foreign tax charged on income derived by IIP outside of Mauritius, that amount will be conclusively presumed to equal 80% of the Mauritian tax on that income, which would effectively reduce the rate of the Mauritian tax to 3%. IIP is not subject to capital gains tax in Mauritius. There is no withholding tax payable in Mauritius with respect to dividends or other distributions paid by IIP to its shareholders.


Taxation in India

Taxation of Shareholders
A shareholder is subject to taxation in India only if that shareholder is a resident of India or, being a non-resident, has an Indian source income through a Permanent Establishment or a business connection or receives income in India. Shareholders should not be liable for any income tax in India merely on account of their income from the Fund.

Taxation of IIP

Investors should note that taxation of the income of IIP arising from its investments in India is expected to be minimized under the provisions of the India Mauritius Double Tax Avoidance Treaty (the "Treaty"). No assurance can be given that the terms of the Treaty will not be subject to re-negotiation in the future and any change in the Treaty's application could have a material adverse affect on the returns of IIP. Further, it is possible that the Indian tax authorities may seek to take the position that IIP is not entitled to the benefits of the Treaty.

In order to claim the benefits of the Treaty, IIP must be a tax resident of Mauritius. IIP is eligible for the benefits of the Treaty if it is incorporated in Mauritius and is issued a certificate of Mauritian tax residence by the Tax Authorities in Mauritius. IIP expects to be granted a Tax Residency Certificate. Accordingly, the Fund expects to be eligible for the benefits under the Treaty.

It is currently not clear whether income from entities such as IIP will be classified as capital gains income or as 'business income' under Indian law. However, this distinction should not affect the ultimate tax consequences to IIP. Under the Treaty, capital gains from investment in Indian securities, global depositary receipts, or American depositary receipts issued with respect to Indian companies are exempt from tax, provided that the WisdomTree India Investment Portfolio does not have a Permanent Establishment in India. Similarly, 'business income,' is also exempt from taxation under the Treaty so long as IIP does not have a Permanent Establishment in India. If IIP were to have such a Permanent Establishment, income attributable to that Permanent Establishment could be taxable in India at a rate of 42.23%.


Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax ("STT"), which is levied on the value of a transaction at rates not exceeding 0.25%. The STT can be set off against business income tax calculated under the Indian Income Tax Act, provided that the gains on the transactions subject to the STT are taxed as business income and not as capital gains.


It is currently not entirely clear whether the Indian Minimum Alternate Tax ("MAT") applies to IIP as a beneficiary of the Treaty. Although the Treaty should override the provisions of the Indian Income Tax Act and thus the application of the MAT, this is not certain. If the MAT does apply, and the Indian income tax payable by IIP is less than 10% of its book profits, then IIP would be deemed to owe taxes of 10% of book profits.

Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of IIP and thus reduce the return to shareholders.


Determination of NAV

The NAV of the Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the "NAV Calculation Time"). NAV per share is calculated by dividing the Fund's net assets by the number of Fund shares outstanding.

Stocks held by the Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments which may be used to manage the Fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by the Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security's owner might reasonably expect to receive upon its sale. The Fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the NAV Calculation Time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the Fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing also may be used for domestic securities if, for example, (i) trading in a security is halted and does not resume before the Fund's pricing time or if a security does not trade in the course of a day, or (ii) the Fund holds enough of the security that its price could affect the Fund's NAV. Since the Fund invests in securities listed on foreign exchanges that trade on weekends or other days when the Fund does not price their shares, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

Fair-value prices are determined by the Fund according to procedures adopted by the Board of Trustees. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from the Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by the Fund. Purchases and sales of shares in the secondary market, which will not involve the Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from the Fund in Creation Units.

Dividends and Distributions

The Fund pays out dividends, if any, to investors at least annually. The Fund distributes its net realized capital gains, if any, to investors annually. The Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Financial Statements

Financial statements and Annual Reports will be available after the Fund has completed a fiscal year of operations.

Miscellaneous Information

Counsel. Ropes & Gray LLP, 1211 Avenue of the Americas, New York, New York 10036 is counsel to the Trust.


Independent Registered Public Accounting Firm Ernst & Young LLP, 5 Times Square, New York, NY 10036, serves as the independent auditor of the Trust.

                                     Part C
                                Other Information


Item 23.    Exhibits

Exhibit
Number      Description

(a)(1) Trust Instrument of the Registrant dated December 15, 2005 is incorporated herein by reference to exhibit (a) of Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006.

(a)(2) Certificate of Trust as filed with the State of Delaware on December 15, 2005 is incorporated herein by reference to exhibit (a)(2) of Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006.

(a)(3) Schedule A to the Trust Instrument dated December 15, 2005 is incorporated herein by reference to exhibit (a)(3) of the Registrant's Post-Effective Amendment No. 6 filed on August 6, 2007.

(b) By-Laws of the Registrant is incorporated herein by reference to exhibit (b) of Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006.

(c) Portions of the Trust Instrument and By-Laws of the Registrant defining the rights of holders of shares of the Registrant (Reference is made to Article II Sections 2, 3 and 8, and Articles III, IV, V, VI, VII, VIII, IX and X of the Registrant's Trust Instrument, filed as Exhibit (a)(1) to this Registration Statement; and to Articles I, V, and VI of the Registrant's By-Laws, filed as Exhibit (b) to this Registration Statement.)

(d)(1) Investment Advisory Agreement between the Registrant (on behalf of all series except the WisdomTree India Earnings Fund) and WisdomTree Asset Management, Inc. is incorporated herein by reference to exhibit (d)(1) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(d)(2) Investment Advisory Agreement Schedule (on behalf of all series except the WisdomTree India Earnings Fund) is incorporated herein by reference to exhibit (d)(2) of the Registrant's Post-Effective Amendment No. 7 filed on October 19, 2007.

(d)(3) Sub-Advisory Agreement between WisdomTree Asset Management, Inc. and BNY Investment Advisors is incorporated herein by reference to exhibit (d)(2) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(d)(4) Sub-Advisory Agreement Schedule is incorporated herein by reference to exhibit (d)(4) of the Registrant's Post-Effective Amendment No. 7 filed on October 19, 2007.

(d)(5) Investment Advisory Agreement between WisdomTree Asset Management, Inc. and BNY Investment Advisors and WisdomTree India Earnings Fund.*

(d)(6) Sub-Advisory Agreement between WisdomTree Asset Management, Inc. and WisdomTree India Earnings Fund.*

(e)(1) Distribution Agreement between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to exhibit (e)(1) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(e)(2) Distribution Agreement Schedule is incorporated herein by reference to exhibit (e)(2) of the Registrant's Post-Effective Amendment No. 7 filed on October 19, 2007.

(e)(3) Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e)(2) of Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006.

(f) Not applicable.

(g)(1) Custody Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(1) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(g)(2) Custody Agreement Schedule is incorporated herein by reference to exhibit
(g)(2) of the Registrant's Post-Effective Amendment No. 7 filed on october 19, 2007.

(g)(3) Foreign Custody Manager Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(2) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(g)(4) Foreign Custody Manager Agreement Schedule.*

(h)(1) Administration and Accounting Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (h)(1) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(2) Administration and Accounting Agreement Schedule.*

(h)(3) Transfer Agency and Service Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (h)(2) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(4) Transfer Agency and Service Agreement Schedule.*

(h)(5) License Agreement between the Registrant and WisdomTree Investments, Inc is incorporated herein by reference to exhibit (h)(3) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(6) License Agreement Schedule is incorporated.*

(h)(7) Securities Lending Agency Agreement between the Registrant and UBS Securities LLC is incorporated herein by reference to exhibit (h)(4) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(8) Form of Securities Loan Agreement between the Registrant and UBS Securities LLC is incorporated herein by reference to exhibit (h)(5) of Registrant's Pre-Effective Amendment No. 1 filed on June 5, 2006.

(h)(9) Chief Compliance Officer Services Agreement between the Registrant and ALPS Funds Services, Inc. is incorporated herein by reference to exhibit (h)(6)) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(10) Chief Compliance Officer Services Agreement Schedule.*

(h)(11) Index Methodology is incorporated herein by reference to exhibit (h)(8) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(12) Index Methodology (Earnings) is incorporated herein by reference to exhibit (h)(12) of Registrant's Post-Effective Amendment No. 4 filed on February 15, 2007.

(h)(13) Services Agreement between the Registrant and WisdomTree Asset Management, Inc. is incorporated here by reference to Exhibit (h)(13) of Registrant's Post Effective Amendment No. 5 filed on July 30, 2007.

(i) Legal Opinion and Consent of Ropes & Gray LLP, counsel to the Registrant.*

(j) Consent of _____________, independent registered public accounting firm for the Registrant.*

(k) Not applicable.

(l) Form of Letter of Representations between the Registrant and The Depository Trust Company is incorporated herein by reference to exhibit (l) of Registrant's Pre-Effective Amendment No. 2 filed on June 9, 2006.

(m) None.

(n) Not applicable.

(p) Code of Ethics of the Registrant is incorporated herein by reference to exhibit (p) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(q) Power of Attorney is incorporated herein be reference to exhibit (q) of Registrant's Post Effective Amendment No. 7 filed on October 19, 2007.

*    To be filed by Amendment.

Item 24.    Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 25.    Indemnification

Reference is made to Article IX of the Registrant's Trust Instrument included as Exhibit (a)(1) to this Registration Statement with respect to the indemnification of the Registrant's trustees and officers, which is set forth below:

Section 1.  LIMITATION OF LIABILITY.

All Persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees, or agents, whether past, present, or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Investment Adviser, or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Section 2.  INDEMNIFICATION.

(a) Subject to the exceptions and limitations contained in subsection (b) below:

            (i) every Person who is, or has been, a Trustee or an officer, employee, or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series (out of Assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to this Article.

            (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b)  No indemnification shall be provided hereunder to a Covered Person:

            (i) who has been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

            (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement,
(B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based on a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based on a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors, and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof on receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section, provided that either (i) such Covered Person has provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e) Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, modification, or adoption would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission that occurred prior to such repeal, modification, or adoption.

Reference is made to Article VI of the Registrant's By-Laws included as Exhibit
(b) to this Registration Statement with respect to the indemnification of the Registrant's trustees and officers, which is set forth below:

Section 6.2. Limitation of Liability.

The Declaration refers to the Trustees as Trustees, but not as individuals or personally; and no Trustee, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Trust; provided, that nothing contained in the Declaration or the By-Laws shall protect any Trustee or officer of the Trust from any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the

Securities Act of 1933, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of the Investment Adviser

WisdomTree Asset Management, Inc. ("WTAM"), 48 Wall Street, 11th Floor, New York, NY 10005, a wholly-owned subsidiary of WisdomTree Investments, Inc., is a registered investment adviser and serves as manager for all funds of the Registrant. The description of WTAM under the caption of "Management-Investment Adviser" in the Prospectus and under the caption "Management of the Trust" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.

Each of the directors and officers of WTAM will also have substantial responsibilities as directors and/or officers of WisdomTree Investments, Inc., 48 Wall Street, 11th Floor, New York, NY 10005. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of WTAM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


                          Position with WisdomTree        Principal Business(es) During
Name                      Asset Management, Inc.          the Last Two Fiscal Years
----                      ----------------------          -------------------------
Jonathan Steinberg        President, Chief Executive      Chief Executive Officer of
                          Officer and Director            WisdomTree Investments
                                                          (formerly, Index Development
                                                          Partners, Inc.); Director of
                                                          WisdomTree Investments, Inc.;
                                                          President of the WisdomTree
                                                          Funds since 2005

Bruce Lavine              Interim Treasurer and Chief     Interim Treasurer of the
                          Financial Officer               WisdomTree Funds since 2007; Chief
                                                          Operating Officer of WisdomTree
                                                          Investments, Inc, (formerly India
                                                          Development Partners, Inc.) Since May
                                                          2006; Barclays Global Investors, Head
                                                          of New Markets from 2003 to 2006.

Richard Morris            Deputy General Counsel,         Secretary and Chief Legal Officer
                          Chief Legal Officer             of the WisdomTree Funds since
                                                          2005; Deputy General Counsel of
                                                          WisdomTree Investments, Inc.
                                                          since 2005; Senior Counsel at
                                                          Barclays Global Investors, N.A.
                                                          from 2002 to 2005; Counsel at
                                                          Barclays Global Investors, N.A.
                                                          from 2000 to 2001.

WTAM, with the approval of the Registrant's board of trustees, selects the sub-adviser for the funds of the Registrant. BNY Investment Advisors serves as sub-adviser for the funds.

                          Position with BNY               Principal Business(es) During
Name                      Investment Advisors             the last Two Fiscal Years
----                      -------------------             -------------------------
Kurt Zyla                 Managing Director               Division Manager

Todd Rose                 Vice President, Senior          Portfolio Management, Index Fund
                          Portfolio Manager               Management

Denise Krisko             Managing Director and CIO       Head of Index Management


Item 27.    Principal Underwriters

(a) The Trust's distributor, ALPS Distributors, Inc. (the "Distributor"), acts as distributor for the Registrant and the following investment companies:
Accessor Funds, AARP Funds, Agile Funds, Ameristock Mutual Funds, Inc., DIAMONDS Trust, Drake Funds, Financial Investors Trust, Financial Investors Variable Insurance Trust, First Funds, Firsthand Funds, Forward Emerald Funds, Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone, Nasdaq 100 Trust, PowerShares Exchange-Traded Funds Trust, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Utopia Funds, W. P. Stewart Funds, Wasatch Funds, and Westcore Trust.

(b) To the best of Registrant's knowledge, the directors and executive officers of the Distributor are as follows:


Name                       Position(s) and Office(s) with the Distributor
----                       ----------------------------------------------
Edmund J. Burke            President

Thomas Carter              Managing Director - Sales and Finance; Treasurer

Jeremy O. May              Managing Director - Operations and Client Service; Secretary

Diana Adams                Vice President, Controller

Tane Tyler                 Chief Legal Officer, Assistant Secretary

Brad Swenson               Chief Compliance Officer

The business address of each of the Distributor's directors or officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c) Not applicable.

Item 28.    Location of Accounts and Records

(a) The Registrant maintains accounts, books and other documents required by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at its offices at 48 Wall Street, 11th Floor, New York, NY 10005.

(b) WisdomTree Asset Management Inc. maintains all Records relating to its services as investment adviser to the Registrant at 48 Wall Street, 11th Floor, New York, NY 10005.

(c) BNY Investment Advisors maintains all Records relating to its services as sub-adviser to the Registrant at 1633 Broadway, 13th Floor, New York, NY 10019.

(d) ALPS Distributors, Inc. maintains all Records relating to its services as Distributor of the Registrant at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(e) The Bank of New York maintains all Records relating to its services as administrator, transfer agent and custodian of the Registrant at One Wall Street, New York, New York 10286.

Item 29.    Management Services

Not applicable.

Item 30.    Undertakings

The Registrant undertakes to file an amendment to this registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 2nd day of November, 2007.


                                               WISDOMTREE TRUST
                                               (Registrant)


                                               By: /s/ Jonathan Steinberg
                                                   --------------------------
                                               (Jonathan Steinberg, President)


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                            Title(s)                        Date
----------                            --------                        ----
/s/ Jonathan Steinberg       President (Principal Executive           November 2, 2007
----------------------       Officer) and Trustee
Jonathan Steinberg


/s/ Bruce Lavine*            Interim Treasurer and Interim            November 2, 2007
-----------------            Secretary (Principal Financial
Bruce Lavine                 and Accounting Officer)

/s/ Gregory Barton*          Trustee                                  November 2, 2007
-------------------
Gregory Barton

/s/ Toni Massaro*            Trustee                                  November 2, 2007
-----------------
Toni Massaro

/s/ Victor Ugolyn*           Trustee                                  November 2, 2007
------------------
Victor Ugolyn



*By: /s/ Jonathan Steinberg
Jonathan Steinberg
(Attorney-in-Fact)